Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and other current financial assets	$ 5,372	$ 4,827	$ 4,691